BUSINESS AND SEGMENT REPORTING (Reportable Segments Information) (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2016 USD ($) segment	Dec. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	3									3
Shipping revenues	$ 243,756	$ 243,725	$ 241,752	$ 245,487	$ 233,542	$ 216,928	$ 206,283	$ 241,777	$ 292,446	$ 964,506	$ 957,434	$ 1,015,996
Time charter equivalent revenues	236,922				221,642					924,848	761,359	763,328
Depreciation and amortization	43,083				37,119					157,813	151,758	176,276
Gain/(loss) on disposal of vessels, including impairments	157	(7)	$ 3,185		1,073	6,298	$ 2,753	$ 4	$ 1,477	4,251	10,532	(365,257)
Goodwill and other intangibles impairment charge												(16,214)
Income/(loss) from vessel operations	91,740				83,386					356,254	188,733	115,033
Equity in income/(loss)of affiliated companies	11,605				12,412					49,329	41,355	40,894
Total assets	3,070,621	3,230,410			3,400,373	3,386,438				3,230,410	3,386,438
Payments for drydockings	5,917				7,876					62,051	37,817	22,024
Operating Segments [Member]
Segment Reporting Information [Line Items]
Shipping revenues	243,756				233,542					964,506	957,434	1,015,996
Time charter equivalent revenues	236,922				221,642					924,848	761,359	763,328
Depreciation and amortization	43,083				37,119					157,813	151,758	176,276
Gain/(loss) on disposal of vessels, including impairments	157				1,073					4,251	10,532	(365,257)
Goodwill and other intangibles impairment charge												(16,214)
Income/(loss) from vessel operations	91,740				83,386					356,254	188,733	115,033
Equity in income/(loss)of affiliated companies	11,605				12,412					49,329	41,355	40,894
Investments in and advances to affiliated companies	351,503	348,718			331,411	334,863				348,718	334,863	323,327
Total assets	2,649,046	2,702,400			2,759,005	2,815,590				2,702,400	2,815,590	3,007,315
Expenditures for vessels	58									1,017	32,412	36,377
Payments for drydockings	5,917				7,876					62,051	37,817	22,024
International Crude Tankers Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Shipping revenues	91,063				73,417					324,703	363,331	352,871
Time charter equivalent revenues	87,364				66,821					304,182	228,295	209,876
Depreciation and amortization	12,976				12,445					51,347	56,210	76,086
Gain/(loss) on disposal of vessels, including impairments	201				7					(31)	8,017	(328,146)
Goodwill and other intangibles impairment charge												(16,214)
Income/(loss) from vessel operations	52,321				31,991					157,840	65,532	(17,806)
Equity in income/(loss)of affiliated companies	8,972				8,457					34,358	30,925	29,746
Investments in and advances to affiliated companies	286,582	276,839			274,042	277,816				276,839	277,816	271,009
Total assets	1,129,510	1,148,361			1,165,123	1,191,490				1,148,361	1,191,490	1,356,796
Expenditures for vessels										91	1,437	26,106
Payments for drydockings	1,383				1,814					13,842	5,286	8,003
International Product Carriers Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Shipping revenues	37,613				43,941					172,931	153,665	229,202
Time charter equivalent revenues	37,345				43,517					171,608	118,669	149,349
Depreciation and amortization	6,843				6,977					28,763	26,850	30,226
Gain/(loss) on disposal of vessels, including impairments					(5)					3,231	(44)	(38,395)
Income/(loss) from vessel operations	9,060				14,276					56,746	3,429	22,510
Investments in and advances to affiliated companies	15,143	13,793			14,027	11,334				13,793	11,334	4,505
Total assets	502,202	505,353			536,343	551,693				505,353	551,693	565,387
Expenditures for vessels										873	20,017	7,619
Payments for drydockings	1,007				23					6,886	6,792	2,270
U.S. Flag Segment [Member]
Segment Reporting Information [Line Items]
Shipping revenues										466,872	440,416	430,637
U.S. Flag Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Shipping revenues	115,080				116,092					466,872	440,416	430,637
Time charter equivalent revenues	112,213				111,212					449,058	414,373	400,878
Depreciation and amortization	23,002				17,226					76,431	66,584	67,146
Gain/(loss) on disposal of vessels, including impairments	(14)				(62)					(178)	589	1,167
Income/(loss) from vessel operations	30,465				37,527					142,573	121,649	113,433
Equity in income/(loss)of affiliated companies	(15)				(6)					3,783	3,390	3,606
Investments in and advances to affiliated companies	38	3,827			38	3,427				3,827	3,427	3,535
Total assets	967,594	993,867			1,014,235	1,030,121				993,867	1,030,121	1,040,541
Expenditures for vessels	58									53	10,958	2,655
Payments for drydockings	3,527				6,039					41,323	25,739	11,751
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Shipping revenues					92						22	3,286
Time charter equivalent revenues					92						22	3,225
Depreciation and amortization	262				471					1,272	2,114	2,818
Gain/(loss) on disposal of vessels, including impairments	(30)				1,133					1,229	1,970	117
Income/(loss) from vessel operations	(106)				(408)					(905)	(1,877)	(3,104)
Equity in income/(loss)of affiliated companies	2,648				3,961					11,188	7,040	7,542
Investments in and advances to affiliated companies	49,740	54,259			43,304	42,286				54,259	42,286	44,278
Total assets	$ 49,740	$ 54,819			$ 43,304	$ 42,286				$ 54,819	$ 42,286	44,591
Expenditures for vessels												$ (3)